Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock-Based Compensation — Timing of Grants.   When a stock option plan or a SAR plan is in effect, the Incentives Plans Committee determines the exercise price of stock options or the Base Value of SARs (as defined in the SAR Plan), which is a component of the value of the SAR upon exercise, based on the fair market value of a share of Common Stock on the date of the stock option or SAR grant. The Incentives Plans Committee tries to make grants of stock options or SARs at times when the exercise price will not be influenced by the release of material non-public information by the Company. The Company does not time or plan the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Incentives Plans Committee tries to make grants of stock options or SARs at times when the exercise price will not be influenced by the release of material non-public information by the Company. The Company does not time or plan the release of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Incentives Plans Committee tries to make grants of stock options or SARs at times when the exercise price will not be influenced by the release of material non-public information by the Company. The Company does not time or plan the release of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false